Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2010	2011
	US$ thousands
Machinery and equipment	2,580	2,873
Office furniture and equipment	275	294
Leasehold improvements	276	336

Property, plant and equipment	3,131	3,503

Accumulated depreciation	(2,481)	(2,666)

	650	837

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were US$ 437 thousand, US$ 416 thousand and US$ 379 thousand, respectively.